Nature of Business (Details)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
MICHIGAN
Direct Life and Health Premiums greater than 5% of total direct premiums		60.00%		62.00%		62.00%
Deposits on Annuity Contracts greater than 5% of total deposits		6.00%		7.00%		9.00%
TEXAS
Direct Life and Health Premiums greater than 5% of total direct premiums		25.00%		24.00%		24.00%
Deposits on Annuity Contracts greater than 5% of total deposits		5.00%			[1]	5.00%
CALIFORNIA
Direct Life and Health Premiums greater than 5% of total direct premiums		5.00%		5.00%		5.00%
Deposits on Annuity Contracts greater than 5% of total deposits			[1]		[1]	6.00%
PENNSYLVANIA
Direct Life and Health Premiums greater than 5% of total direct premiums	[1]
Deposits on Annuity Contracts greater than 5% of total deposits		7.00%		8.00%		8.00%
IOWA
Direct Life and Health Premiums greater than 5% of total direct premiums	[1]
Deposits on Annuity Contracts greater than 5% of total deposits		5.00%		6.00%		7.00%
FLORIDA
Direct Life and Health Premiums greater than 5% of total direct premiums	[1]
Deposits on Annuity Contracts greater than 5% of total deposits		5.00%		6.00%			[1]
INDIANA
Direct Life and Health Premiums greater than 5% of total direct premiums	[1]
Deposits on Annuity Contracts greater than 5% of total deposits			[1]	5.00%		6.00%
WISCONSIN
Direct Life and Health Premiums greater than 5% of total direct premiums	[1]
Deposits on Annuity Contracts greater than 5% of total deposits		6.00%		5.00%		6.00%

[1]	Less than 5%